Segment Reporting (Sales Information By Reportable Segments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 segments	Dec. 31, 2010	Dec. 31, 2009
Number of reportable segments	4
Net sales	$ 8,773.2	$ 6,896.6	$ 6,516.4
Income from operations	610.3	324.2	218.7
Depreciation	151.9	135.9	118.8
Assets	3,653.5	2,960.5	2,721.6
Operating Segments [Member]
Net sales	8,773.2	6,896.6	6,516.4
Income from operations	744.8	432.6	329.4
Depreciation	151.9	135.9	118.8
Assets	3,653.5	2,960.5	2,721.6
Capital expenditures	300.4	167.1	206.6
North America [Member]
Net sales	1,770.6	1,489.3	1,442.7
Income from operations	90.9	49.5	21.9
Depreciation	28.5	24.9	24.1
Assets	861.4	597.0	583.9
Capital expenditures	59.3	27.9	33.3
South America [Member]
Net sales	1,871.5	1,753.3	1,167.1
Income from operations	143.1	161.7	64.6
Depreciation	20.0	19.4	15.7
Assets	585.5	557.3	515.1
Capital expenditures	40.4	21.9	29.4
Europe/ Africa/ Middle East [Member]
Net sales	4,681.7	3,364.4	3,602.8
Income from operations	479.4	207.2	224.5
Depreciation	98.3	86.9	76.2
Assets	1,895.0	1,628.2	1,419.3
Capital expenditures	189.6	112.5	142.8
Rest of World [Member]
Net sales	449.4	289.6	303.8
Income from operations	31.4	14.2	18.4
Depreciation	5.1	4.7	2.8
Assets	311.6	178.0	203.3
Capital expenditures	$ 11.1	$ 4.8	$ 1.1